Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Schedule Of Reinsurance Information

(Dollars in millions)	Gross Amount	Ceded to Other Companies	Assumed From Other Companies		Percentage of Amount Assumed to Net

				Net Amount
2011:
Life insurance in force	$350,623.1	$55,126.0	$71.7	$295,568.8	-- %
Premiums:
Life insurance and annuities	$942.3	$52.2	$--	$890.1	--
Accident and health insurance	1,241.8	76.1	97.5	1,263.2	7.7
Total premiums	$2,184.1	$128.3	$97.5	$2,153.3	4.5
2010:
Life insurance in force	$333,211.1	$6,301.3	$84.8	$326,994.6	-- %
Premiums:
Life insurance and annuities	$920.9	$54.1	$0.1	$866.9	--
Accident and health insurance	1,198.4	72.9	105.3	1,230.8	8.6
Total premiums	$2,119.3	$127.0	$105.4	$2,097.7	5.0
2009:
Life insurance in force	$305,500.1	$6,012.6	$91.1	$299,578.6	-- %
Premiums:
Life insurance and annuities	$900.5	$56.3	$0.1	$844.3	--
Accident and health insurance	1,196.4	47.9	109.1	1,257.6	8.7

Total premiums	$2,096.9	$104.2	$109.2	$2,101.9	5.2